Restatement of Financial Statements - Effect of Financial Statement Adjustments Related to Restatement on Statement of Operations (Details) - USD ($)		2 Months Ended	3 Months Ended		5 Months Ended	6 Months Ended
	Sep. 21, 2020	Sep. 30, 2020	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2021
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Loss from operations		$ (41,854)	$ (677,551)		$ (708,829)	$ (923,151)
Other (expense) income:
Change in fair value of derivative warrant liabilities	$ (19,500,000)		(6,110,830)		(1,854,400)	3,370,040
Financing costs—derivative warrant liabilities		(735,490)			(735,490)
Gain on marketable securities (net), and dividends held in Trust Account			3,775		4,454	7,468
Total other (expense) income		(735,490)	(6,107,055)		(2,585,436)	3,377,508
Net loss		(777,344)	(6,784,606)	$ 9,238,963	(3,294,265)	2,454,357
As Previously Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Loss from operations		(41,854)			(708,829)
Other (expense) income:
Gain on marketable securities (net), and dividends held in Trust Account					4,454
Total other (expense) income					4,454
Net loss		(41,854)			(704,375)
Restatement Adjustment
Other (expense) income:
Change in fair value of derivative warrant liabilities					(1,854,400)
Financing costs—derivative warrant liabilities		(735,490)			(735,490)
Total other (expense) income		(735,490)			(2,589,890)
Net loss		$ (735,490)			(2,589,890)
Class A Ordinary Share
Other (expense) income:
Net loss			$ 3,293		$ 3,841	$ 6,514
Basic and diluted weighted average shares outstanding		21,810,415	22,474,838		21,719,426	22,024,254
Basic and diluted net income (loss) per share			$ 0		$ 0.00	$ 0
Class A Ordinary Share | As Previously Reported
Other (expense) income:
Basic and diluted weighted average shares outstanding					23,734,800
Basic and diluted net income (loss) per share					$ 0.00
Class B Ordinary Share
Other (expense) income:
Basic and diluted weighted average shares outstanding		6,732,994			8,310,766
Basic and diluted net income (loss) per share		$ (0.12)			$ (0.40)
Class B Ordinary Share | As Previously Reported
Other (expense) income:
Basic and diluted weighted average shares outstanding		6,437,865			7,052,256
Basic and diluted net income (loss) per share		$ (0.01)			$ (0.10)